SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Accounts receivable	$ (1,401)	$ (1,058)	$ (684)
Inventory	877	(629)	(494)
Prepayments and other	(760)	(192)	9
Accounts payable and other	1,500	(212)	27
Changes in non-cash working capital, net	$ 216	$ (2,091)	$ (1,142)